Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jun. 01, 2019	Dec. 31, 2019 CNY (¥) PerformanceObligation Customer $ / ¥	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($) Customer $ / ¥	Jan. 01, 2019 CNY (¥)
Significant Accounting Policies [Line Items]
Currency exchange rate, Renminbi ("RMB") to U.S. dollar | $ / ¥		6.9618			6.9618
Rate of VAT	3.00%	6.00%
Advertising expenses		¥ 937,145	¥ 983,012	¥ 499,294
Cash and cash equivalents available for conversion to foreign currency		¥ 259,612	¥ 157,103
Percentage of cash and cash equivalents available for conversion to foreign currency		18.50%	12.60%		18.50%
Right of use asset		¥ 598,991	¥ 0		$ 86,040
Operating lease liabilities		¥ 656,482
Topic 842
Significant Accounting Policies [Line Items]
Right of use asset						¥ 560,200
Operating lease liabilities						¥ 607,200
Total Net Revenues | Customer Concentration Risk
Significant Accounting Policies [Line Items]
Number of Customers | Customer		0			0
Revenues from customers individually representing portion of total net revenues		10.00%
Other Income
Significant Accounting Policies [Line Items]
Government subsidies		¥ 14,692	¥ 28,688	¥ 3,223
Maximum
Significant Accounting Policies [Line Items]
Time for full refund of transaction price		24 hours
Time for refund of transaction price to undelivered courses		7 days
Term of repayment of principal installments on which interest expense and service fees payable		18 months
Minimum
Significant Accounting Policies [Line Items]
Term of repayment of principal installments on which interest expense and service fees payable		3 months
Degree- or Diploma-oriented Post-secondary Courses
Significant Accounting Policies [Line Items]
Weighted average service period		32 months
Professional Certification Preparation and Professional Skills Courses
Significant Accounting Policies [Line Items]
Weighted average service period		19 months
Online Education Service and Insurance Service [Member]
Significant Accounting Policies [Line Items]
Number of performance obligation | PerformanceObligation		2